Document and Entity Information (USD $)	12 Months Ended
Apr. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SMUCKER J M CO
Entity Central Index Key	0000091419
Document Type	10-K
Document Period End Date	Apr. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 7,231,532,766
Entity Common Stock, Shares Outstanding	114,378,016